Equity Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 12, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 11.5	$ 10.1	$ 10.9
Employer matching contribution, percent	6.00%
Crestwood Midstream Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio	2.75
Compensation expense	$ 8.1	$ 11.2	11.4
Common units to satisfy employee tax withholding obligations	139,331	71,484
Crestwood Midstream Long-Term Incentive Plan | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized	$ 16.5	$ 8.1
Shares reserved for future issuance				5,978,939
Crestwood Midstream Long-Term Incentive Plan | Restricted units | CMLP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized		$ 9.5
Crestwood Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units to satisfy employee tax withholding obligations	26,095	15,944
Legacy Crestwood Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 6.5
Employee Unit Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum annual contributions per employee, percent	10.00%
Employer matching contribution, percent	10.00%
Maximum purchasable units	200,000